RS - Summary of Fair Value of equity-settled Long-term Incentive Plan (Details) - Two Thousand Nineteen Long Term Incentive Program [Member]	1 Months Ended	12 Months Ended
	Apr. 30, 2019 EUR (€) € / shares	Dec. 31, 2022 yr
Long-term Incentive Plans [Line Items]
Share Price on Grant Date in | € / shares	€ 85.00
Performance Term of Share Based Program, Years | yr		4.0
Risk-free Interest Rate	between 0.02 and 0.13
Fair Value on | €	€ 106.85
Morphosys Share [Member]
Long-term Incentive Plans [Line Items]
Expected Volatility	37.76%
NASDAQ Biotech index [member]
Long-term Incentive Plans [Line Items]
Expected Volatility	18.61%
TecDAX index [member]
Long-term Incentive Plans [Line Items]
Expected Volatility	26.46%